Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Warrants [member]	Other equity interest [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2021	$ 293,410	$ 5,085	$ 89,788	$ (334,619)	$ (678)	$ 52,986
IfrsStatementLineItems [Line Items]
Net loss				(10,276)		(10,276)
Foreign currency translation adjustments					(26)	(26)
Actuarial gain on defined benefit plans				6,231		6,231
Comprehensive income (loss)				(4,045)	(26)	(4,071)
Share-based compensation costs			503			503
Balance at Sep. 30, 2022	293,410	5,085	90,291	(338,664)	(704)	49,418
Balance at Dec. 31, 2022	293,410	5,085	90,332	(352,084)	(967)	35,776
IfrsStatementLineItems [Line Items]
Net loss				(10,917)		(10,917)
Foreign currency translation adjustments					156	156
Actuarial gain on defined benefit plans				913		913
Comprehensive income (loss)				(10,004)	156	(9,848)
Share-based compensation costs			350			350
Balance at Sep. 30, 2023	$ 293,410	$ 5,085	$ 90,682	$ (362,088)	$ (811)	$ 26,278